Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 514,118.88
Total Fee Amount	71.00
Total Offset Amount	0.00
Net Fee	$ 71.00
Offering Table N/A
Offset Table N/A	N/A